Trade and other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other liabilities
Trade and other liabilities.	€ 142,510	€ 68,038	€ 47,122
Other non-current liabilities	6,989	1,578	1,662
Accrued charges	923	890	1,159
Total trade and other liabilities	€ 150,422	€ 70,506	€ 49,942